Income Tax: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	2013	2012

Deferred tax assets
Policy liabilities and reserves	$ 118	$ 159
Investments	536	1,249
Tax deferred policy acquisition costs	157	55
Other	14	64

Gross deferred tax assets	825	1,527

Deferred tax liabilities
Unrealized investment gains	143	248
Deferred and uncollected premium	1	1
Other	70	75

Gross deferred tax liabilities	214	324

Net deferred tax asset	$ 611	$ 1,203